Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets at December 31, 2021 and 2020 are summarized as follows:

			December 31, 2021			December 31, 2020
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.5	2,298	1,349	949	2,300	1,230	1,070
Computer software and game library	3-14	5.6	918	809	109	918	784	134
Trademarks	1-20	14.1	185	106	80	186	92	94
Developed technologies	2-15	5.6	233	216	17	225	213	13
Licenses	3-23	3.5	65	58	6	69	59	11
Other	4-17	9.0	35	28	7	37	27	10
			3,734	2,566	1,168	3,736	2,403	1,332
Unamortized:
Trademarks			245	—	245	245	—	245
			3,979	2,566	1,413	3,981	2,403	1,577

Schedule of Intangible Assets, not Subject to Amortization
Intangible assets at December 31, 2021 and 2020 are summarized as follows:

			December 31, 2021			December 31, 2020
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.5	2,298	1,349	949	2,300	1,230	1,070
Computer software and game library	3-14	5.6	918	809	109	918	784	134
Trademarks	1-20	14.1	185	106	80	186	92	94
Developed technologies	2-15	5.6	233	216	17	225	213	13
Licenses	3-23	3.5	65	58	6	69	59	11
Other	4-17	9.0	35	28	7	37	27	10
			3,734	2,566	1,168	3,736	2,403	1,332
Unamortized:
Trademarks			245	—	245	245	—	245
			3,979	2,566	1,413	3,981	2,403	1,577

Schedule of Expected Amortization Expense on Intangible Assets	Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2022	186
2023	163
2024	146
2025	122
2026	111
728